Retirement Benefits Plan - Summary of defined contribution plans (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Defined Contribution Plans Explanatory [Abstract]
Defined contribution plans	$ 4	$ 5
401(k) matched savings plan	6	5
Total pension expense	$ 10	$ 10